Debt - CCH Working Capital Facility (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2018	Jun. 01, 2018
CCH Working Capital Facility [Member]
Line Of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 1,200,000,000	$ 1,200,000,000	$ 1,200,000,000	$ 350,000,000
Debt Instrument, Description of Variable Rate Basis	LIBOR or the base rate	LIBOR or the base rate
Debt Issuance Costs, Required Fees to Agents and Lenders		$ 13,800,000
Maturity date	Jun. 29, 2023	Jun. 29, 2023
CCH Working Capital Facility [Member] | Minimum | London Interbank Offered Rate (LIBOR)
Line Of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.25%	1.25%
CCH Working Capital Facility [Member] | Minimum | Base Rate
Line Of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.25%	0.25%
CCH Working Capital Facility [Member] | Maximum | London Interbank Offered Rate (LIBOR)
Line Of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.75%	1.75%
CCH Working Capital Facility [Member] | Maximum | Base Rate
Line Of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.75%	0.75%
CCH Revolving Loans [Member]
Line Of Credit Facility [Line Items]
Debt Instrument, Description of Variable Rate Basis		LIBOR or the base rate
Line Of Credit Facility, Unused Capacity, Commitment Fee Percentage Of Margin On Undrawn Commitment		40.00%
Line of Credit Facility, Number of Business Days Notice Required for Repayment of Debt Without Penalty		3 days
CCH Revolving Loans [Member] | Minimum | London Interbank Offered Rate (LIBOR)
Line Of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.25%
CCH Revolving Loans [Member] | Minimum | Base Rate
Line Of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate		0.25%
CCH Revolving Loans [Member] | Maximum | London Interbank Offered Rate (LIBOR)
Line Of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.75%
CCH Revolving Loans [Member] | Maximum | Base Rate
Line Of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate		0.75%
CCH Revolving Loans [Member] | Base Rate Determination Federal Funds Rate [Member] | Base Rate
Line Of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate		0.50%
CCH Revolving Loans [Member] | Base Rate Determination LIBOR [Member] | Base Rate
Line Of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate		0.50%
Letter of Credit [Member] | Portion issued and not drawn [Member]
Line Of Credit Facility [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage		0.20%
CCH LC Loan [Member] | Maximum
Line Of Credit Facility [Line Items]
Debt Instrument, Term		1 year
CCH LC Loan [Member] | Drawn Portion [Member] | Base Rate
Line Of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate		2.00%
CCH Working Capital Loan [Member]
Line Of Credit Facility [Line Items]
Line of Credit Facility, Annual Temporary Requirement, Balance, Outstanding Principal		$ 0
Line of Credit Facility, Annual Temporary Requirement, Period, Number of Consecutive Business Days		5 days